Convertible debentures (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	May 27, 2020	Dec. 31, 2019
Convertible Debentures [Line Items]
Convertible debentures	$ 12,621		$ 12,621
Transaction costs	(796)	$ (796)	(1,318)
Net proceeds	11,825		11,303
Conversion of debentures to equity (net of $184 unamortized transaction cost)	(3,754)
Accretion in carrying value of debenture liability	1,228		1,786
Accrued interest	684		1,381
Interest converted in shares and paid	(615)		(1,276)
Convertible debentures Net book value	9,368		$ 13,194
Liability component of convertible debentures [Member]
Convertible Debentures [Line Items]
Convertible debentures	11,963
Transaction costs	(755)
Net proceeds	11,208
Conversion of debentures to equity (net of $184 unamortized transaction cost)	(3,754)
Accretion in carrying value of debenture liability	1,228
Accrued interest	684
Interest converted in shares and paid	(615)
Convertible debentures Net book value	8,751
Equity component of convertible debentures [Member]
Convertible Debentures [Line Items]
Convertible debentures	658
Transaction costs	(41)
Net proceeds	617
Convertible debentures Net book value	$ 617